Prepaid Expenses and Other Current Assets, Net - Schedule of Allowance of Credit Losses (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Schedule of Allowance of Credit Losses [Abstract]
Balance at the beginning of the period	$ 130	$ 172
Foreign currency translation	38	(3)
Balance at the end of the period	$ 168	$ 169